Loans, borrowings and bank overdrafts - Summary of Current and Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Non-current
Unsecured Notes 2026	[1]	₨ 61,272		₨ 56,403
Loans from institutions other than banks		0		60
Total		61,272	$ 745	56,463
Current
Borrowings from banks		88,745		95,143
Loans from institutions other than banks		57		87
Bank overdrafts		19		3	₨ 130
Current borrowings and current portion of non-current borrowings		88,821	$ 1,081	95,233
Borrowings	[2]	₨ 150,093		₨ 151,696

[1]	On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. The Notes were issued at the discounted price of 99.636% against par value and have an effective interest rate of 1.6939% after considering the issue expenses and discount of ₹ 501 (US$ 6.7 million). Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).
[2]	(1) Includes future cash outflow towards estimated interest on borrowings and lease liabilities.